J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed in Appendix A (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 371 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 373 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of this filing is to reflect changes to the Funds’ name, investment strategies, benchmark and portfolio management teams.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary